ORGANIZATION	9 Months Ended
Sep. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION	ORGANIZATION
Sunrise Realty Trust, Inc. (the “Company” or “SUNS”) (f/k/a CRE South LLC) was formed on August 28, 2023 and converted from a Delaware limited liability company to a Maryland corporation in February 2024. SUNS is a wholly-owned subsidiary of AFC Gamma, Inc. (“AFCG”) and is an institutional lender to the commercial real estate sector.
SUNS primarily originates, structures, underwrites, invests in and manages senior secured loans and other types of commercial real estate loans and debt securities. Our objective is to provide attractive risk-adjusted returns over time through cash distributions and capital appreciation primarily by providing loans to real estate developers. Our investment guidelines include (i) first and second lien loans secured by mortgages to commercial real estate owners, operators and related businesses, (ii) the ownership of real property assets, and (iii) mortgage-backed securities.
ORGANIZATION
Sunrise Realty Trust, Inc. (the “Company” or “SUNS”) (f/k/a CRE South LLC) was formed on August 28, 2023, and converted from a Delaware limited liability company to a Maryland corporation in February 2024. The Company is an institutional lender that provides debt capital solutions to the commercial real estate (“CRE”) market in the Southern United States. The Company focuses on originating, underwriting and managing CRE debt investments and providing capital to high-quality borrowers and sponsors with transitional business plans collateralized by CRE assets with opportunities for near-term value creation, as well as recapitalization opportunities. The Company intends to create a diversified investment portfolio, targeting investments in senior mortgage loans, mezzanine loans, B-notes, commercial mortgage-backed securities (“CMBS”) and debt-like preferred equity securities across CRE asset classes. The Company intends for its investment mix to include high quality residential, including multi-family, condominiums and single-family residential communities, retail, office, hospitality, industrial, mixed-use and specialty-use real estate. The Company operates in one operating segment.
SUNS is externally managed and advised by Sunrise Manager LLC (“SUNS Manager” or the “Manager”), a registered investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Company conducts its business through the parent company, Sunrise Realty Trust, Inc., and several subsidiaries. The Company consolidates all of its subsidiaries under generally accepted accounting principles in the United States of America (“GAAP”).
The Company intends to elect to be taxed as a REIT for United States federal income tax purposes under the Internal Revenue Code (the “Code”), commencing with the taxable year ending December 31, 2024. The Company generally will not be subject to United States federal income taxes on its REIT taxable income as long as it annually distributes all of its REIT taxable income prior to the deduction for dividends paid to shareholders and complies with various other requirements as a REIT.
Spin-Off
On July 9, 2024, Advanced Flower Capital Inc. (f/k/a AFC Gamma, Inc.) (“AFC” or the “Former Parent”) announced the completion of the previously announced separation and spin-off of AFC’s CRE portfolio into an independent, publicly traded company, SUNS (the “Spin-Off”). The Spin-Off was effected by the transfer of AFC’s CRE portfolio from AFC to SUNS and the distribution of all of the outstanding shares of SUNS’ common stock, par value $0.01 per share (the “Common Stock”) to all of AFC’s shareholders of record as of the close of business on July 8, 2024 (the “Record Date”). AFC’s shareholders of record as of the Record Date received one share of SUNS Common Stock for every three shares of AFC common stock held as of the Record Date. The Spin-Off was completed on July 9, 2024 (the “Distribution Date”). On the Distribution Date, SUNS became an independent, publicly traded company, trading on the Nasdaq Capital Market under the symbol “SUNS”. AFC retained no ownership interest in the Company following the Spin-Off.
In connection with the Spin-Off, the Company entered into several agreements with AFC that govern the relationship between the Company and AFC following the Spin-Off, including the Separation and Distribution Agreement and the Tax Matters Agreement. These agreements provide for the allocation between AFC and SUNS of the assets, liabilities and obligations (including, among others, investments, property and tax-related assets and liabilities) of AFC and its subsidiaries attributable to periods prior to, at and after the Spin-Off. Moreover, in preparation for the Spin-Off, the management of SUNS entered into a new management agreement with SUNS Manager, which became effective concurrently with the completion of the Spin-Off. The Manager also entered into (i) an Administrative Services Agreement (the “Administrative Services Agreement”) with TCG Services LLC, an affiliate of the Manager and Leonard Tannenbaum, the Company’s Executive Chairman, and Robyn Tannenbaum, the Company’s President, and (ii) a Services Agreement (the “Services Agreement”) with SRT Group LLC, an affiliate of the Manager, Mr. Tannenbaum, Mrs. Tannenbaum, Mr. Sedrish and Mr. Hetzel.